UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Small Cap Value Fund
	Shares	Value ($)
Common Stocks 95.7%
Consumer Discretionary 7.9%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc.* (a)	1,391,426	26,757,122
Diversified Consumer Services 0.7%
Hillenbrand, Inc.	307,942	7,624,644
Matthews International Corp. "A" (a)	155,620	5,742,378

		13,367,022
Hotels, Restaurants & Leisure 1.5%
Brinker International, Inc. (a)	516,765	20,665,432
CEC Entertainment, Inc. (a)	158,448	6,412,391

		27,077,823
Household Durables 0.8%
Helen of Troy Ltd.* (a)	365,009	14,666,062
Media 1.5%
John Wiley & Sons, Inc. "A" (a)	216,741	9,493,256
Meredith Corp. (a)	417,848	17,971,642

		27,464,898
Specialty Retail 0.8%
Aaron's, Inc.	498,870	13,504,411
America's Car-Mart, Inc.* (a)	38,245	1,568,045

		15,072,456
Textiles, Apparel & Luxury Goods 1.1%
The Jones Group, Inc. (a)	1,324,213	19,505,657
Energy 5.9%
Energy Equipment & Services 3.4%
Atwood Oceanics, Inc.* (a)	415,593	23,140,218
Superior Energy Services, Inc.*	741,679	18,215,636
Unit Corp.* (a)	458,941	21,134,233

		62,490,087
Oil, Gas & Consumable Fuels 2.5%
Berry Petroleum Co. "A"	315,518	12,983,566
Energen Corp. (a)	385,670	25,573,778
Ship Finance International Ltd. (a)	402,440	6,221,722

		44,779,066
Financials 35.8%
Capital Markets 2.6%
Federated Investors, Inc. "B" (a)	317,716	8,629,167
Janus Capital Group, Inc. (a)	1,507,425	12,602,073
Prospect Capital Corp. (a)	676,090	7,484,316
Waddell & Reed Financial, Inc. "A" (a)	407,819	19,420,341

		48,135,897
Commercial Banks 16.0%
Associated Banc-Corp. (a)	1,713,845	27,335,828
BancorpSouth, Inc. (a)	1,174,577	22,763,302
Chemical Financial Corp. (a)	161,056	4,387,165
City National Corp. (a)	156,800	10,265,696
East West Bancorp., Inc.	635,460	18,574,496
First Horizon National Corp. (a)	1,823,970	20,173,108
First Midwest Bancorp., Inc.	518,520	7,793,356
First Niagara Financial Group, Inc. (a)	1,901,148	19,201,595
FirstMerit Corp. (a)	1,139,705	24,116,158
Fulton Financial Corp. (a)	2,069,445	25,019,590
Glacier Bancorp., Inc. (a)	177,047	4,178,309
Hancock Holding Co. (a)	650,210	20,904,252
Independent Bank Corp. (a)	133,320	4,734,193
International Bancshares Corp.	242,937	5,325,179
Lakeland Financial Corp. (a)	88,021	2,737,453
NBT Bancorp., Inc. (a)	218,536	4,681,041
Prosperity Bancshares, Inc. (a)	304,226	18,192,715
TCF Financial Corp. (a)	644,132	9,050,055
Umpqua Holdings Corp. (a)	489,510	7,949,642
Webster Financial Corp.	446,684	11,819,259
WesBanco, Inc. (a)	129,125	3,704,596
Wintrust Financial Corp. (a)	461,866	18,308,368

		291,215,356
Consumer Finance 0.3%
Nelnet, Inc. "A"	158,257	5,994,775
Diversified Financial Services 1.0%
Interactive Brokers Group, Inc. "A"	573,451	9,622,508
KKR Financial Holdings LLC (a)	762,356	7,753,160

		17,375,668
Insurance 7.1%
Allied World Assurance Co. Holdings AG	203,416	18,659,350
Aspen Insurance Holdings Ltd. (a)	463,480	16,485,984
Endurance Specialty Holdings Ltd. (a)	341,438	17,112,872
Hanover Insurance Group, Inc. (a)	475,360	25,322,427
Montpelier Re Holdings Ltd. (a)	344,570	8,562,564
Platinum Underwriters Holdings Ltd. (a)	204,999	11,844,842
Protective Life Corp. (a)	510,343	21,327,234
Symetra Financial Corp.	597,395	10,317,012

		129,632,285
Real Estate Investment Trusts 7.3%
Ashford Hospitality Trust (REIT)	613,240	7,070,657
Associated Estates Realty Corp. (REIT) (a)	573,321	7,894,630
Brandywine Realty Trust (REIT) (a)	1,664,110	21,333,890
CapLease, Inc. (REIT)	1,120,579	9,536,128
CBL & Associates Properties, Inc. (REIT)	840,165	16,131,168
Hospitality Properties Trust (REIT) (a)	753,531	20,360,408
Mack-Cali Realty Corp. (REIT)	772,292	16,681,507
OMEGA Healthcare Investors, Inc. (REIT) (a)	667,565	18,958,846
Pennsylvania Real Estate Investment Trust (REIT)	818,495	15,183,082

		133,150,316
Thrifts & Mortgage Finance 1.5%
Washington Federal, Inc. (a)	1,335,810	27,905,071
Health Care 6.1%
Health Care Equipment & Supplies 1.5%
Hill-Rom Holdings, Inc.	463,731	15,831,776
Integra LifeSciences Holdings Corp.* (a)	266,200	10,818,368

		26,650,144
Health Care Providers & Services 3.4%
Gentiva Health Services, Inc.*	303,118	3,476,764
Kindred Healthcare, Inc. (a)	609,700	8,962,590
LifePoint Hospitals, Inc.*	449,985	20,352,822
Owens & Minor, Inc. (a)	540,030	18,420,423
PharMerica Corp.* (a)	392,120	4,823,076
Select Medical Holdings Corp. (a)	696,990	5,903,505

		61,939,180
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.*	486,416	22,399,457
Industrials 18.9%
Aerospace & Defense 3.8%
AAR Corp.	379,297	9,516,562
Alliant Techsystems, Inc.	284,246	27,503,643
Curtiss-Wright Corp. (a)	335,016	13,990,268
Esterline Technologies Corp.*	245,095	18,698,297

		69,708,770
Commercial Services & Supplies 1.3%
ABM Industries, Inc.	475,880	11,492,502
The Brink's Co.	442,730	11,435,716

		22,928,218
Construction & Engineering 2.0%
EMCOR Group, Inc.	251,995	9,472,492
Tutor Perini Corp.* (a)	604,529	11,594,866
URS Corp.	307,545	15,229,629

		36,296,987
Electrical Equipment 2.9%
Brady Corp. "A" (a)	311,695	10,285,935
EnerSys (a)	466,504	23,922,325
General Cable Corp. (a)	598,173	18,262,222

		52,470,482
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	278,187	18,527,254
Machinery 5.6%
Barnes Group, Inc.	316,000	9,881,320
Briggs & Stratton Corp. (a)	357,661	6,827,749
Crane Co.	309,001	17,739,747
Hyster-Yale Materials Handling, Inc.	77,302	5,844,804
ITT Corp. (a)	624,255	20,506,777
L.B. Foster Co. "A"	43,360	1,839,331
SPX Corp.	152,579	11,296,949
Trinity Industries, Inc. (a)	640,862	27,057,194

		100,993,871
Professional Services 0.2%
CBIZ, Inc.* (a)	308,930	2,116,170
Navigant Consulting, Inc.*	138,630	1,892,300

		4,008,470
Road & Rail 1.1%
Ryder System, Inc.	371,165	20,640,485
Trading Companies & Distributors 1.0%
Aircastle Ltd. (a)	1,136,136	18,519,017
Information Technology 11.4%
Communications Equipment 3.6%
Arris Group, Inc.*	1,091,771	17,108,051
Brocade Communications Systems, Inc.*	3,413,269	25,258,191
Plantronics, Inc.	484,680	20,938,176
TESSCO Technologies, Inc. (a)	61,110	1,928,632

		65,233,050
Electronic Equipment, Instruments & Components 2.9%
Celestica, Inc.*	265,298	2,814,812
Ingram Micro, Inc. "A"*	1,036,729	22,911,711
Itron, Inc.* (a)	287,367	10,764,768
Sanmina Corp.*	802,271	13,052,949
TTM Technologies, Inc.*	415,129	3,960,330

		53,504,570
IT Services 1.9%
CSG Systems International, Inc.	189,130	4,452,120
DST Systems, Inc.	272,325	19,435,835
ManTech International Corp. "A" (a)	279,080	7,939,826
Sykes Enterprises, Inc.*	129,951	2,213,066

		34,040,847
Semiconductors & Semiconductor Equipment 1.9%
Kulicke & Soffa Industries, Inc.*	840,015	9,290,566
Microsemi Corp.* (a)	998,320	25,696,757

		34,987,323
Software 1.1%
EPIQ Systems, Inc.	121,167	1,484,296
Mentor Graphics Corp.	793,395	17,581,633

		19,065,929
Materials 6.7%
Chemicals 3.5%
A. Schulman, Inc.	201,320	5,427,587
Cabot Corp.	479,989	19,194,760
Huntsman Corp.	884,455	15,477,963
Koppers Holdings, Inc.	124,474	4,825,857
Olin Corp. (a)	855,830	19,769,673

		64,695,840
Metals & Mining 3.2%
AMCOL International Corp. (a)	140,870	4,644,484
Coeur Mining, Inc.*	726,073	10,484,494
Pan American Silver Corp.	903,714	11,043,385
Steel Dynamics, Inc.	1,167,373	17,814,112
Worthington Industries, Inc. (a)	428,669	14,287,538

		58,274,013
Utilities 3.0%
Electric Utilities 2.2%
IDACORP, Inc. (a)	425,376	20,362,749
Portland General Electric Co. (a)	689,409	19,861,874

		40,224,623
Multi-Utilities 0.8%
TECO Energy, Inc. (a)	914,260	15,112,718

Total Common Stocks (Cost $1,258,018,346)		1,744,810,809
Securities Lending Collateral 29.6%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $540,073,465)	540,073,465	540,073,465
Cash Equivalents 4.4%
Central Cash Management Fund, 0.05% (b) (Cost $80,493,932)	80,493,932	80,493,932

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,878,585,743) †	129.7	2,365,378,206
Other Assets and Liabilities, Net (a)	(29.7)	(542,928,543)

Net Assets	100.0	1,822,449,663

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,882,921,333.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $482,456,873.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $514,648,620 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,191,747.

(a)	All or a portion of these securities were on loan. The value of securities loaned at August 31, 2013 amounted to $520,003,361 which is 28.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,744,810,809	$—	$—	$1,744,810,809
Short-Term Investments(d)	620,567,397	—	—	620,567,397
Total	$2,365,378,206	$—	$—	$2,365, 378, 206

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013